SCHEDULE OF DEFERRED TAXES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Share issuance costs	$ 995,000	$ 568,000	$ 728,000
Non-capital losses	20,377,000	14,602,000	7,043,000
Property and equipment	1,115,000	962,000	449,000
Capital gain reserve			74,000
Scientific Research and Experimental Development	365,000	367,000	291,000
Total deferred income tax assets	22,852,000	16,499,000	8,585,000
Deferred income tax not recognized	(22,852,000)	(16,499,000)	(8,585,000)
Net deferred tax assets